Long-Term Debt	12 Months Ended
Dec. 31, 2013
Long Term Debt [Abstract]
Long Term Debt [TextBlock]

10.	Long-Term Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

		December 31, 2013	December 31, 2012
(a)	Piraeus Bank reducing revolving credit facility	40,929	44,800
(a)	Piraeus Bank term facility	93,982	93,982
(b)	DVB loan facility	-	31,872
(c)	UOB loan facility	-	37,995
	Total	134,911	208,649
	Less - current portion	(134,911)	(208,649)
	Long-term portion	-	-

a.   Piraeus Bank

A long term debt (the "Facility") of up to $255,000 had been provided by Piraeus Bank , the special successor of former Cyprus Popular Bank Public Co Ltd (“CPB”), formerly known as Marfin Popular Bank Public Co Ltd, successor by way of cross-border merger of Marfin Egnatia Bank Societe Anonyme, or Piraeus Bank, being available in two facilities as described below. The Facility was guaranteed by Seanergy, as corporate guarantor. An arrangement fee of $2,550 was paid on the draw-down date and is included net of amortization in deferred charges in the accompanying consolidated balance sheet (Note 9).

Reducing Revolving Credit Facility:
As of December 31, 2011, the Company had fully utilized the $48,000 of the available reducing revolving credit facility that was provided to partly finance the vessels and to provide corporate liquidity. As per Addendum no. 4, dated January 31, 2012, the Company made a payment of $3,200 on the outstanding revolving credit facility. On April 10, 2013, the Company sold the vessel African Oryx for gross proceeds of $4,073, of which an amount of $3,871 was used to repay part of the outstanding amount under this facility. As of December 31, 2013 and 2012, the reducing revolving credit facility amounted to $40,929 and $44,800 respectively.

The revolving credit facility bore interest at USD LIBOR plus 4.50% and the weighted average interest rate on the revolving credit facility, including the spread, for the years ended December 31, 2013, 2012 and 2011, was approximately 5.04%, 4.92% and 4.26%, respectively.

As of December 31, 2013 and 2012, the Company had defaulted on aggregate interest payments of $2,910 and $565, respectively.

On February 12, 2014, the Company entered into a delivery and settlement agreement with Piraeus Bank  for the sale of its four remaining vessels, to a nominee of the lender, in exchange for a nominal cash consideration and full satisfaction of the underlying loan facilities. The four vessels are the dry bulk carriers Bremen Max, Hamburg Max, Davakis G. and Delos Ranger. On March 11, 2014, the Company closed on its previously announced delivery and settlement agreement with Piraeus Bank  to unwind its final credit facility. The Company has sold its four remaining vessels to a nominee of the lender in full satisfaction of the underlying loan. In exchange for the sale, approximately $44,369 of outstanding debt and accrued interest under the Revolving Facility were discharged and the Company's guarantee has been fully released.

As of December 31, 2013 and 2012, the outstanding facility is classified as current.

Term Facility:
Certain vessel acquisitions (Note 1(b)) were financed by Piraeus Bank by an amortizing term facility equal to $165,000, to partly finance the vessels aggregate acquisition costs, excluding any amounts associated with an earn-out provision.

The credit facility was secured by a first priority or preferred ship mortgage on four vessels of the Company's fleet (Note 1(b)), assignment of all freights, earnings, insurances and requisition compensation. The lenders could also have required additional security in the event the Company breached certain covenants under the credit facility.

As per the amended loan agreement dated June 2, 2010, the term facility bore interest at USD LIBOR plus 3.50% until January 3, 2012. After January 3, 2012, interest was reinstated at USD LIBOR plus 1.5% if the Company's ratio of total assets to total liabilities was greater than 165%, or USD LIBOR plus 1.75% if the ratio was equal or less than 165%. The weighted average interest rate on the term facility, including the spread, for the years ended December 31, 2013, 2012 and 2011, was approximately 4.54%, 4.39% and 3.79%, respectively.

On February 15, 2012, the Company sold the vessel African Zebra for gross proceeds of $4,100, of which $4,018 was used to repay part of the outstanding amounts under this facility.

As of December 31, 2013, the Company has defaulted on aggregate interest payments of $6,375 and capital installment of $3,200 on the term facility. As of December 31, 2012, the Company had defaulted on aggregate interest payments of $1,070.

On February 12, 2014, the Company entered into a delivery and settlement agreement with Piraeus Bank  for the sale of its four remaining vessels, to a nominee of the lender, in exchange for a nominal cash consideration and full satisfaction of the underlying loan facilities. The four vessels are the dry bulk carriers Bremen Max, Hamburg Max, Davakis G. and Delos Ranger. On March 11, 2014, the Company closed on its previously announced delivery and settlement agreement with Piraeus Bank  to unwind its final credit facility. The Company has sold its four remaining vessels to a nominee of the lender in full satisfaction of the underlying loan. In exchange for the sale, approximately $101,228 of outstanding debt and accrued interest under the Term Facility were discharged and the Company's guarantee has been fully released.

As of December 31, 2013 and 2012, the outstanding facility is classified as current.

b.   DVB Loan Facility

The loan facility with DVB, as agent, was used to partly finance the cost of the acquisition of four vessels (Note 1(b)) through one senior and one junior facility. The loan was repayable in sixteen quarterly installments plus balloon payment through October 2015. On January 2012, the Company prepaid the entire balloon of $6,765 related to Maritime Freeway Shipping Limited and a portion of the balloon related to Maritime Fiesta Shipping Limited, an amount of $1,435.

The applicable margin was USD LIBOR plus 2.10% per annum on the senior loan and USD LIBOR plus 4.90% per annum on the junior loan. The weighted average interest rate on the DVB loan facility, including the spread, for the period from January 1, up to January 29, 2013 and for the years ended December 31, 2012 and 2011, was approximately 2.89%, 3.12% and 2.92%, respectively.

As of December 31, 2012, the Company was in breach with the security value covenant under the DVB loan facility and on January 25, 2013, entered into a settlement agreement with DVB, for the sale of the four vessel owning subsidiaries to a third party entity nominated by DVB. The Company completed the sale of the vessel owning subsidiaries on January 29, 2013 and the outstanding debt was discharged (Note 1(a)). DVB also released the Company from all the liabilities and obligations under the DVB Facility Agreement. As of December 31, 2012, the outstanding debt was classified as current.

c.   UOB Loan Facility

The loan facility with UOB was used to partly finance the cost of the acquisition of three vessels (Note 1(b)). The remaining balance of the subordinated debt as of December 31, 2012, of $10,821, was repayable up to the final balloon payment date of the original UOB loan facility.

The applicable margin was USD LIBOR plus 2.50% per annum in relation to the senior loan and USD LIBOR plus 3.50% per annum in relation to the subordinated loan. The weighted average interest rate on the UOB loan facility, including the spread, for the period from January 1, up to July 19, 2013 and for the years ended December 31, 2012 and 2011was approximately 3.21%, 3.24% and 3.06%  respectively.

As of December 31, 2012, the Company was in breach with certain covenants under the UOB loan facility, including the failure to make principal installments, interest and interest swap payments and the failure to satisfy minimum liquidity reserves and the mandatory term deposit undertaking. On May 6, 2013, MCS entered into a term sheet with UOB for the sale of a 100% ownership interest in the subsidiaries owning the vessels financed by the UOB loan facility. On July 19, 2013, the Company completed the sale of the vessel owning subsidiaries owning the vessels financed by the UOB loan facility, to a nominee of the lender (UOB), in exchange for a nominal cash consideration and full satisfaction of the underlying loan and other related liabilities. The guarantee provided by MCS was fully released (Note 1(a)). As of December 31, 2012, the outstanding debt was classified as current.